EARNINGS (LOSS) PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
Net income (loss)	€ (21,177,772)	€ (2,933,058)	€ 699,890
Weighted average number of shares for the computation of basic EPS	36,996,722	34,392,598	32,129,047
Basic EPS (in Euros)	€ (0.57)	€ (0.09)	€ 0.02
Effect of dilutive securities (in shares)	2,653,050	2,502,171	293,824
Weighted average number of shares for the computation of diluted EPS	36,996,722	34,392,598	32,422,871
Diluted EPS income / (loss) (in Euros)	€ (0.57)	€ (0.09)	€ 0.02